Supplemental pension plans (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental pension plans (Tables) [Abstract]
Supplemental pension plans

Bradesco took on the obligations of Kirton Bank S.A. - Banco Múltiplo with regard to Life Insurance, Health Insurance Plans, and Retirement Compensation for employees coming from Banco Bamerindus do Brasil S.A.

Risk factors	On December 31
	2018	2017
Nominal discount rate	8.8% - 9.31% a.a.	8.5% - 10% p.a.
Nominal rate of minimum expected return on assets	9.6% - 25.01% a.a.	7.01% - 25.16% a.a.
Nominal rate of future salary increases	4.0% a.a.	4.3% p.a.
Nominal growth rate of social security benefits and plans	4.0% a.a.	4.3% p.a.
Initial rate of growth of medical costs	8.16% - 9.72% a.a.	10.51% a.a.
Inflation rate	4.0% a.a.	4.3% p.a.
Biometric table of overall mortality	AT 2000 and BR-SEM	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1st eligibility to a benefit by the plan	100% in the 1st eligibility to a benefit by the plan

In addition to this benefit, Bradesco and its subsidiaries offer other benefits to their employees and administrators, including health insurance, dental care, life and personal accident insurance, and professional training

Considering the above assumptions, in accordance with IAS 19, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

	Years ended December 31 - R$ thousand
	Retirement Benefits		Other post-employment benefits
	2018	2017	2018	2017
(i) Projected benefit obligations:
At the beginning of the year	2,323,338	2,141,393	563,079	498,591
Cost of current service	151	186	-	215
Interest cost	219,239	227,980	54,654	54,230
Participant's contribution	881	1,197	-	-
Actuarial gain/(loss)	179,851	144,624	87,962	39,303
Benefit paid	(192,870)	(192,042)	(36,602)	(29,260)
At the end of the year	2,530,590	2,323,338	669,093	563,079

(ii) Plan assets at fair value:
At the beginning of the year	2,375,529	2,127,872	-	-
Expected earnings	225,060	227,360	-	-
Actuarial gain/(loss)	(61,063)	196,186	-	-
Contributions received:
Employer	15,472	14,957	-	-
Employees	881	1,197	-	-
Benefit paid	(192,870)	(192,043)	-	-
At the end of the year	2,363,009	2,375,529	-	-

(iii) Changes in the unrecoverable surplus
At the beginning of the year	206,752	123,416	-	-
Interest on the irrecoverable surplus	20,327	13,730	-	-
Change in the unrecoverable surplus	(173,054)	69,606	-	-
At the end of the year	54,025	206,752	-	-

(iv) Financed position:
Plans in deficit	221,606	154,561	669,093	563,079
Net balance	221,606	154,561	669,093	563,079

The net cost/(benefit) of the pension plans

The net cost/(benefit) of the pension plans recognized in the consolidated statement of income includes the following components:

	R$ thousand
	Years ended December 31
	2018	2017	2016
Projected benefit obligations:
Cost of service	151	401	(906)
Cost of interest on actuarial obligations	273,893	282,210	204,712
Expected earnings from the assets of the plan	(225,060)	(227,360)	(174,937)
Net cost/(benefit) of the pension plans	48,984	55,251	28,869

Maturity profile of the present value of the obligations of the benefit plans defined for the next years

Maturity profile of the present value of the obligations of the benefit plans defined for the next years:

	On December 31, 2018 - R$ thousand
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	9.86	15.00
2019	202,553	34,171
2020	208,484	35,379
2021	214,845	38,409
2022	220,785	41,560
2023	226,353	45,091
After 2023	1,209,851	278,367

The assets of pension plans

The assets of pension plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan's assets by category is as follows:

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan		Assets of the Losango Plan
	2018	2017	2018	2017	2018	2017	2018	2017
Asset categories
Equities			7.9%	4.7%			17.7%	17.3%
Fixed income	93.3%	92.7%	87.5%	90.6%	100.0%	100.0%	82.3%	82.7%
Real estate	5.4%	5.7%	2.5%	2.6%
Other	1.3%	1.6%	2.1%	2.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The sensitivity analysis of the benefit plan obligations

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (8.5% - 10.0% p.a.) assuming a 1 b.p. change in the discount rate:

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	9.80% - 10.31%	Increase of 1 b.p.	reduction	(185,803)
Discount rate	7.80% - 8.31%	Decrease of 1 b.p.	increase	491,193
Medical Inflation	9.16% - 10.72%	Increase of 1 b.p.	increase	74,081
Medical Inflation	7.16% - 8.72%	Decrease of 1 b.p.	reduction	(62,077)